Revenue and Construction Contracts	12 Months Ended
Dec. 31, 2018
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Revenue and Construction Contracts
3)	REVENUE AND CONSTRUCTION CONTRACTS

CEMEX’s revenues are mainly originated from the sale and distribution of cement, ready-mix concrete, aggregates and other construction materials and services. CEMEX grants credit for terms ranging from 15 to 90 days depending of the type and risk of each customer. For the years ended December 31, 2018, 2017 and 2016, revenue, after eliminations between related parties resulting from consolidation, is as follows:

		2018	2017	2016
From the sale of goods associated to CEMEX’s main activities[1]	Ps	265,584	246,135	239,230
From the sale of services[2]		3,064	3,313	3,110
From the sale of other goods and services[3]		8,207	7,989	7,137

	Ps	276,855	257,437	249,477

1	Includes in each period revenue generated under construction contracts that are presented in the table below.
2	Refers mainly to revenues generated by Neoris N.V. and its subsidiaries, involved in providing information technology solutions and services.
3	Refers mainly to revenues generated by subsidiaries not individually significant operating in different lines of business.

Information of revenues by reportable segment and line of business for the years 2018, 2017 and 2016 is presented in note 4.4.

As of December 31, 2018 and 2017, amounts receivable for progress billings to customers of construction contracts and/or advances received by CEMEX from these customers were not significant. For 2018, 2017 and 2016, revenues and costs related to construction contracts in progress were as follows:

		Accrued[1]	2018	2017	2016
Revenue from construction contracts included in consolidated revenues[2]	Ps	1,063	1,383	992	1,033
Costs incurred in construction contracts included in consolidated cost of sales[3]		(1,055)	(1,312)	(1,205)	(1,133)

Construction contracts gross operating profit (loss)	Ps	8	71	(213)	(100)

1	Revenues and costs recognized from inception of the contracts until December 31, 2018 in connection with those projects still in progress.
2	Revenues from construction contracts during 2018, 2017 and 2016, were mainly obtained in Mexico and Colombia.
3	Refers to actual costs incurred during the periods.

Under IFRS 15, some commercial practices of CEMEX, in the form of certain promotions and/or discounts and rebates offered as part of the sale transaction, result in that a portion of the transaction price should be allocated to such commercial incentives as separate performance obligations, recognized as contract liabilities with customers, and deferred to the income statement during the period in which the incentive is exercised by the customer or until it expires. For the years ended December 31, 2018, 2017 and 2016 changes in the balance of contract liabilities with customers are as follows:

		2018	2017	2016
Opening balance of contract liabilities with customers	Ps	770	645	660
Increase during the period for new transactions		1,070	1,156	1,040
Decrease during the period for exercise or expiration of incentives		(890)	(1,148)	(1,038)
Currency translation effects		(175)	117	(17)

Closing balance of contract liabilities with customers	Ps	775	770	645

For the years 2018, 2017 and 2016, CEMEX did not identify any costs required to be capitalized as contract fulfilment assets and released over the contract life according to IFRS 15.